Investment Objectives and Goals	Oct. 31, 2025
HSBC U.S. Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	HSBC U.S. Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the HSBC U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

HSBC U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	HSBC U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.